AMG Managers Montag & Caldwell Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2020
	Shares	Value
Common Stocks - 97.3%
Communication Services - 12.8%
Activision Blizzard, Inc.	173,734	$14,355,640
Alphabet, Inc., Class A*	16,714	24,869,596
Facebook, Inc., Class A*	99,141	25,149,098

Total Communication Services		64,374,334
Consumer Discretionary - 15.2%
Amazon.com, Inc.*	6,125	19,383,665
Lowe's Cos., Inc.	114,083	16,988,100
NIKE, Inc., Class B	114,312	11,157,994
Ross Stores, Inc.	133,500	11,970,945
Starbucks Corp.	176,815	13,531,652
Vail Resorts, Inc.[1]	18,000	3,456,540

Total Consumer Discretionary		76,488,896
Consumer Staples - 5.6%
Mondelez International, Inc., Class A	276,265	15,329,945
Monster Beverage Corp.*	162,861	12,781,331

Total Consumer Staples		28,111,276
Financials - 1.2%
S&P Global, Inc.	17,556	6,148,989
Health Care - 18.2%
Abbott Laboratories	187,972	18,917,502
Becton Dickinson & Co.	37,302	10,494,545
Edwards Lifesciences Corp.*	125,277	9,822,969
Teleflex, Inc.	34,726	12,956,271
Thermo Fisher Scientific, Inc.	49,438	20,464,860
UnitedHealth Group, Inc.	61,291	18,557,689

Total Health Care		91,213,836
Industrials - 3.6%
Honeywell International, Inc.	38,752	5,788,386
IHS Markit, Ltd. (United Kingdom)	149,317	12,054,362

Total Industrials		17,842,748
	Shares	Value
Information Technology - 37.8%
Accenture PLC, Class A (Ireland)	53,992	$12,136,322
Amphenol Corp., Class A	133,312	14,099,077
Analog Devices, Inc.	93,600	10,749,960
Apple, Inc.	71,135	30,235,220
Fidelity National Information Services, Inc.	102,929	15,059,542
FleetCor Technologies, Inc.*	51,422	13,296,187
Mastercard, Inc., Class A	34,381	10,607,570
Microsoft Corp.	133,271	27,321,888
PayPal Holdings, Inc.*	81,556	15,990,685
salesforce.com, Inc.*	100,731	19,627,435
Visa, Inc., Class A	107,197	20,410,309

Total Information Technology		189,534,195
Materials - 2.9%
Air Products & Chemicals, Inc.	50,918	14,594,626

Total Common Stocks (Cost $275,417,245)		488,308,900
Short-Term Investments - 2.8%
Other Investment Companies - 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%[2]	4,859,387	4,859,387
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%[2]	4,471,456	4,471,456
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.11%[2]	4,606,955	4,606,955

Total Short-Term Investments (Cost $13,937,798)		13,937,798
Total Investments - 100.1% (Cost $289,355,043)		502,246,698
Other Assets, less Liabilities - (0.1)%		(608,250)
Net Assets - 100.0%		$501,638,448

*	Non-income producing security.
[1]	Some of these securities, amounting to $686,315 or 0.1% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the July 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Managers Montag & Caldwell Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$488,308,900	—	—	$488,308,900
Short-Term Investments
Other Investment Companies	13,937,798	—	—	13,937,798
Total Investments in Securities	$502,246,698	—	—	$502,246,698

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$686,315	—	$703,814	$703,814
The following table summarizes the securities received as collateral for securities lending at July 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	08/15/20-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.